Shareholders' Equity - Summary of Company's Board of Directors Approved and Declared Cash Dividends (Detail) - Common Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Class Of Stock [Line Items]
Aggregate Payment	$ 12,533	$ 11,804	$ 25,398	$ 23,858
Per Share Payment	$ 0.30	$ 0.25	$ 0.30	$ 0.25